Investment Strategy - MRBL Enhanced Equity ETF	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	The following information supplements the Principal Investment Strategies section of the Summary Prospectus and Prospectus:
Strategy Narrative [Text Block]
The Fund is an actively managed, exchange-traded fund (“ETF”) that seeks up to 125% long exposure to large-capitalization U.S. equity securities, while enhancing the Fund’s income by writing (selling) call options on one or more ETFs or securities indices that provide exposure to large-capitalization U.S. equity securities.
References to the Fund having a maximum exposure to large-capitalization U.S. equity securities of 150% or “writing” or selling short-term call options on its equity exposure (of up to 150% of the Fund’s net assets) are revised to reflect a maximum of 125% as part of the Fund’s principal investment strategy.